RECD S.E.C.

FEB 5 2002

503

UNITED STATE
SECURITIES AND EXCHANG
Washington, D.C. 2

02006202

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FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

OFFICIAL USE
FILE NO.
DOC. SEQ. NO.
EFFECTIVE DATE

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84-1773
2. Full name of registrant: MONY Series Fund, Inc.

3. Name under which transfer agent activities are conducted, if different from above: (same as above)

4. Address of registrants principal place of business: *No. and street* 1740 Broadway *City* New York *State* NY *Zip Code* 10019

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. Transfer agent function transferred to State Street Bank and Trust Company.

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. November 30, 1999

Does registrant have any intention of performing in the near future a transfer agent function for any such security? No.

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state. See attached.

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions. State Street Bank and Trust Co., 225 Franklin St., Boston, MA 02105

11. Furnish the address(es), if different from Item 10, where such books and records will be located.
Same as Item 10.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 6th *day of* November ~~xx~~ 2001

MONY Series Fund, Inc.
(Name of transfer agent)

[signature]
(Manual signature of principal officer or duly authorized principal)

Stephen J. McIntyre
(Printed name of principal officer or duly authorized principal)

Assistant Vice President 212-708-2854
(Title) *(Telephone number)*

PROCESSED
JUN 04 2002
THOMSON
FINANCIAL

SEC 1669 (5-91)

MONY Series Fund, Inc.
Transfer Agent File No. 84-1773

Answer to Item 9 of Form TA-W

The successor transfer agent is State Street Bank and Trust Company, 225 Franklin St., Boston, MA 02105 which is a registered transfer agent pursuant to the Act.